RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)
Investments
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 997,298	R$ 887,945	R$ 1,572,618
Purchases from related parties	304,239	208,948	198,636
Sales to related parties, net of purchases	693,058	678,997	1,373,982
Controlling shareholders
RELATED PARTY TRANSACTIONS
Sale of property to related party		R$ 21,204
Number of annual installments | installment		6
Rental income from related party	R$ 670	R$ 524	R$ 554
Guarantee fee percentage			0.95%
Expenses resulting from debenture guarantees			R$ 68